Deferred compensation plans - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date	2
Stock option plans expire after grant date	7
Weighted-average amounts on the grant date fair value of options granted	¥ 78	¥ 48	¥ 127
Aggregate intrinsic values, outstanding	¥ 1,854,000,000
Aggregate intrinsic values, exercisable	277,000,000
Total unrecognized compensation cost, based on fair value	215,000,000
Weighted-average period for recognizing unrecognized compensation cost (in years)	1.5
Total intrinsic values, exercised	2,000,000
SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Aggregate intrinsic values, outstanding	67,705,000,000
Aggregate intrinsic values, exercisable	9,133,000,000
Total unrecognized compensation cost, based on fair value	10,365,000,000
Weighted-average period for recognizing unrecognized compensation cost (in years)	2.6
Exercise price per unit	¥ 1
Total intrinsic values, exercised	15,299,000,000	3,284,000,000	3,934,000,000
Total fair value of shares vested	3,624,000,000	3,868,000,000	4,909,000,000
Total number of SARs to be issued	212,587
Shares on acquisition	21,258,700
SAR Plan B [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date	1
Stock option plans expire after grant date	6
Equity linked award plans, vest, exercisable, contractual term in subsequent periods	1
Stock options and stock unit plans, expire, contractual term in subsequent periods	6
SAR Plan B [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date	5
Stock option plans expire after grant date	10
Equity linked award plans, vest, exercisable, contractual term in subsequent periods	3
Stock options and stock unit plans, expire, contractual term in subsequent periods	8
SAR Plan A and SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation expense	19,091,000,000	26,869,000,000	18,638,000,000
Tax benefits recognized in earnings for stock-based compensation expense	1,081,000,000	1,092,000,000	546,000,000
Cash received from exercise of stock-based compensation plans	56,000,000
Tax benefit realized from exercise of deferred compensation	1,181,000,000
NSUs and CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation expense	33,286,000,000	27,257,000,000	13,708,000,000
NSUs and CSUs [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period	3
NSUs and CSUs [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period	5
NSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value	5,171,000,000
Weighted-average period for recognizing unrecognized compensation cost (in years)	2.4
CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value	5,662,000,000
Weighted-average period for recognizing unrecognized compensation cost (in years)	2.6
MYPD awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value	5,233,000,000
Weighted-average period for recognizing unrecognized compensation cost (in years)	3.5
Deferred compensation expense	2,864,000,000
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value	3,602,000,000
Weighted-average period for recognizing unrecognized compensation cost (in years)	2.6
Deferred compensation expense	8,266,000,000	8,819,000,000
NIUs [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period	3
NIUs [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period	5
NSUs, CSUs and NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Equity linked award plans, vest, exercisable, contractual term in subsequent periods	3
Total grant date fair value, contractual term in subsequent periods	¥ 45,000,000,000